Average Annual Total Returns			12 Months Ended	19 Months Ended	60 Months Ended	120 Months Ended
		Apr. 15, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class I
Prospectus [Line Items]
Average Annual Return, Percent			2.12%	5.06%
Performance Inception Date		Jun. 01, 2023
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.42%)	1.67%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.30%	2.47%
Class Y-3
Prospectus [Line Items]
Average Annual Return, Percent			2.24%		1.62%	1.94%
Class Y-3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.39%)		(0.26%)	0.57%
Class Y-3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.38%		0.46%	0.90%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%		(0.33%)	1.35%
ICE BofA Merrill Lynch Global High Yield 2.0% Constrained Index Unhedged (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.46%		2.95%	4.42%
Secondary Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		7.92%		3.44%	4.53%

[1]	The Bloomberg U.S. Aggregate Bond Index is the Fund’s new primary benchmark index and measures the performance of securities from the Bloomberg U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index, and Commercial Mortgage-Backed Securities Index. The Bloomberg U.S. Aggregate Bond Index is a broad representation of the investment-grade fixed-income market in the United States and includes U.S. government and corporate debt securities, mortgage- and asset-backed securities, and international U.S. dollar-denominated bonds. All securities contained in the Bloomberg U.S. Aggregate Bond Index have a minimum term to maturity of one year. The index is unmanaged and cannot be invested in directly. The Fund’s primary benchmark index has been changed in order to comply with regulatory requirements.
[2]	Prior to August 1, 2024, the Fund’s primary benchmark index was the ICE BofA Merrill Lynch Global High Yield 2.0% Constrained Index Unhedged, an index that contains all securities in the BofA Merrill Lynch Global High Yield Index but caps issuer exposure at 2%. Additionally, index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. The index is unmanaged and cannot be invested in directly.
[3]	The Fund has selected a secondary index that is a blended benchmark consisting of 33.3% Bloomberg Barclays US High Yield (USD), 33.3% Morningstar LSTA US Leveraged Loan Index, and 33.3% JP Morgan EMBI Global Diversified (USD). The index is unmanaged and cannot be invested in directly.